SHARE CAPITAL (Summary of Options Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	204,931
Weighted average exercise price	$ 2.06
Options exercisable	78,457
Weighted average exercise price	$ 4.25
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Options outstanding	189,717
Weighted average remaining contractual life	8 years 8 months 19 days
Weighted average exercise price	$ 0.72
Aggregate intrinsic value	$ 741
Options exercisable	63,243
Weighted average exercise price	$ 0.75
Aggregate intrinsic value	245
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 10.50
Range of exercise price, upper limit	$ 14.37
Options outstanding	3,400
Weighted average remaining contractual life	2 months 27 days
Weighted average exercise price	$ 13.00
Aggregate intrinsic value
Options exercisable	3,400
Weighted average exercise price	$ 13.00
Aggregate intrinsic value
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 17.51
Range of exercise price, upper limit	$ 19.72
Options outstanding	5,977
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price	$ 18.94
Aggregate intrinsic value
Options exercisable	5,977
Weighted average exercise price	$ 18.94
Aggregate intrinsic value
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 21.25
Range of exercise price, upper limit	$ 22.27
Options outstanding	5,837
Weighted average remaining contractual life	2 years 2 months 5 days
Weighted average exercise price	$ 22.03
Aggregate intrinsic value
Options exercisable	5,837
Weighted average exercise price	$ 22.03
Aggregate intrinsic value